Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents (notes 8 and 17)	$ 108,977	$ 128,743	$ 176,067
Accounts receivable, including non-trade and related party balances	59,951	142,812
Total current assets	5,138,702	689,971
Investments in and advances to subsidiaries (note 1)	(12,954)	(28,562)
Total assets	6,531,982	6,945,912
Current
Accounts payable	41,081	119,280
Current portion of long-term debt (note 8)	255,306	10,858
Total current liabilities	3,338,500	903,034
Long-term debt (note 8)	416,174	572,036
Other long-term liabilities (notes 6)	72,508	109,075
Total liabilities	4,099,499	4,474,621
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,571,141 shares outstanding and issued (2020 – 101,108,886)) (note 12)	1,053,802	1,057,319
Accumulated deficit	(513,242)	(527,028)
Total equity	2,432,483	2,471,291	$ 2,571,593	$ 2,867,028
Total liabilities and equity	6,531,982	6,945,912
Teekay Parent
Current
Cash and cash equivalents (notes 8 and 17)	31,001	9,604
Accounts receivable, including non-trade and related party balances	126	309
Prepaid expenses	192	57
Due from affiliates	90,803	166,219
Total current assets	122,122	176,189
Investments in and advances to subsidiaries (note 1)	(724,016)	(635,060)
Other Assets, Noncurrent	0	9
Total assets	846,138	811,258
Current
Accounts payable	2,149	16,170
Accrued liabilities	15,171	7,269
Due to Affiliate, Current	222,638	247,425
Current portion of long-term debt (note 8)	239,807	0
Other current liabilities	58	971
Total current liabilities	479,823	271,835
Long-term debt (note 8)	111,383	339,933
Other long-term liabilities (notes 6)	7,884	8,183
Total liabilities	599,090	619,951
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,571,141 shares outstanding and issued (2020 – 101,108,886)) (note 12)	1,053,804	1,057,321
Accumulated deficit	(806,756)	(866,014)
Total equity	247,048	191,307
Total liabilities and equity	$ 846,138	$ 811,258